CAPITAL STOCK (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Share $ / shares shares	Dec. 31, 2022 USD ($) CAD ($) Share shares	Dec. 31, 2021 CAD ($) Year $ / shares shares	Dec. 31, 2021 USD ($) Share Year shares	Dec. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for royalty and property acquisitions (shares) | shares	211,795	211,795	12,437,833	12,437,833
Shares issued for royalty and property acquisitions		$ 477		$ 34,253
Number of units issued | shares	3,812,121	3,812,121	6,500,000	6,500,000
Equity issuance, price per unit | $ / shares			$ 3.3
Gross proceeds of units issued		$ 10,000		$ 17,241
Exercise price of warrants issued | $ / shares	$ 4.45		$ 3.98
Shares issued for private placement		1,330
Share issue costs (units and cash)		$ 39
Shares issued for exercise of stock options (shares) | shares	1,110,000	1,110,000	1,055,400	1,055,400
Shares issued for exercise of options		$ 1,037		$ 1,122
Share-based payments		$ 3,429		$ 3,624
Number of shares issued under restricted share unit plan | shares	171,063	171,063	232,750	232,750
Value of shares issued under restricted share unit plan		$ 402		$ 146
Employment and consulting agreements (Shares) | shares			4,667	4,667
Employment and consulting agreements				$ 10
Shares issued pursuant to Sprott Credit Facility (Shares) | shares			450,730	450,730
Shares issued pursuant to Sprott Credit Facility				$ 1,239
Warrant component				51
Finder fees paid in cash				$ 507
Number of finder warrants issued | shares			149,282	149,282
Weighted average share price | $ / shares			$ 3.5
Fair value of warrants recorded in share capital and reserves				$ 60
Expected term of warrants | Year			1	1
Legal and regulatory costs				$ 110
Description of stock option plan	The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.	The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.
Description of option vesting schedule	options granted for investor relations services that vest 25% every 4 months from the date of grant.	options granted for investor relations services that vest 25% every 4 months from the date of grant.
Weighted average remaining contractual life of outstanding share options	2 years 7 months 20 days	2 years 7 months 20 days	2 years 8 months 23 days	2 years 8 months 23 days
Share-based payments		$ 3,429		$ 4,161
Weighted average fair value of the stock options granted	$ 1.16		$ 1.81
Number of other equity instruments outstanding in share-based payment arrangement | Share		1,420,000		1,219,500	1,076,000
December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share		0		312,500
First year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants issued | $ / shares			$ 4
Second year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants issued | $ / shares			$ 4.5
Risk-free interest rate [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, liabilities				0.92
Dividend Yield [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, liabilities				0
Volatility [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, liabilities				43.95
Oijarvi Acquisition Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for royalty and property acquisitions (shares) | shares	211,795,000	211,795,000
Shares issued for royalty and property acquisitions		$ 477
Number of instruments or interests issued or issuable		114,785,000
Equity interests of acquirer		$ 352
SSR Mining royalty portfolio [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable | Share				12,323,048
Equity interests of acquirer				$ 33,901
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued under restricted share unit plan | shares	171,063	171,063	225,750	225,750
Value of shares issued under restricted share unit plan		$ 402		$ 146
Total of RSU's reserved for issuance | Share	3,200,000	3,200,000
Restricted Share Unit Plan [Member] | December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share		164,063		241,750